Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense/(Credit) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Current service cost	€ 43	€ 43	€ 40
Administration expenses	7	3	3
Past service credit (net)	(18)	(13)	(17)
Subtotal	32	33	26
Interest income on scheme assets	(64)	(55)	(45)
Interest cost on scheme liabilities	77	65	55
Net interest expense	13	10	10
Net expense/(credit) to Consolidated Income Statement	€ 45	€ 43	€ 36